Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	63-0780404
Plan number	001
Participant Loans	$ 4,152,077
Total	$ 293,061,402
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 226,400,010
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,223,770
Insurance Company General Account Fund:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	288,909,325
Investment, Identifier [Axis]: AllianceBernstein | AllianceBernstein Small Cap Growth Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,247,770
Investment, Identifier [Axis]: American Funds | American Funds 2010 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	178,818
Investment, Identifier [Axis]: American Funds | American Funds 2015 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,597,916
Investment, Identifier [Axis]: American Funds | American Funds 2020 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,074,399
Investment, Identifier [Axis]: American Funds | American Funds 2025 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,981,629
Investment, Identifier [Axis]: American Funds | American Funds 2030 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,028,042
Investment, Identifier [Axis]: American Funds | American Funds 2035 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,106,021
Investment, Identifier [Axis]: American Funds | American Funds 2040 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,471,778
Investment, Identifier [Axis]: American Funds | American Funds 2045 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,360,911
Investment, Identifier [Axis]: American Funds | American Funds 2050 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,594,259
Investment, Identifier [Axis]: American Funds | American Funds 2055 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,906,755
Investment, Identifier [Axis]: American Funds | American Funds 2060 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,421,636
Investment, Identifier [Axis]: American Funds | American Funds 2065 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	458,865
Investment, Identifier [Axis]: American Funds | American Funds Income Fund of America R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,798,079
Investment, Identifier [Axis]: American Funds | American Funds New World R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,524,985
Investment, Identifier [Axis]: BlackRock | Blackrock Health Sciences Opps K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,581,857
Investment, Identifier [Axis]: Diamond Hill Funds | Diamond Hill Large Cap Y
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,265,454
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA US Targeted Value I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,209,258
Investment, Identifier [Axis]: Empower Annuity Insurance Company of America | Empower Investments Fixed Account - Series Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,146,987
Investment, Identifier [Axis]: Fidelity | FIMM Government CL I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,750,242
Investment, Identifier [Axis]: Fidelity | Fidelity STIF
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	473,528
Investment, Identifier [Axis]: Globe Life Inc. | $1 par value of common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,138,558
Investment, Identifier [Axis]: Hartford Funds | Hartford International Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,784,484
Investment, Identifier [Axis]: Metropolitan West Funds | Metropolitan West Total Return Bond Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,839,668
Investment, Identifier [Axis]: Prudential Investments | PGIM High Yield R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,195,436
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Blue Chip Growth I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,291,922
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Diversified Mid Cap Gr I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,061,255
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Science & Tech I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,568,327
Investment, Identifier [Axis]: Vanguard | Vanguard 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,903,077
Investment, Identifier [Axis]: Vanguard | Vanguard Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,165,746
Investment, Identifier [Axis]: Vanguard | Vanguard Emerging Mkts Stock Idx Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,933,279
Investment, Identifier [Axis]: Vanguard | Vanguard Mid Cap Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,300,508
Investment, Identifier [Axis]: Vanguard | Vanguard Selected Value Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,097,201
Investment, Identifier [Axis]: Vanguard | Vanguard Small Cap Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,425,345
Investment, Identifier [Axis]: Vanguard | Vanguard Total Bond Market Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,025,330